Subsequent Events - Future Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
2021	$ 765
2022	1,044		$ 1,044
2023	661		661
2024	187		187
Total minimum lease payments	$ 2,657		$ 2,907
Subsequent Event
Subsequent Event [Line Items]
2021		$ 2,018
2022		2,078
2023		2,140
2024		2,205
2025		2,271
Thereafter		12,419
Total minimum lease payments		$ 23,131